Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2011	2010
	$	$

Accounts payable	307,364	580,145
Severance payable	543,927	-
Vacation pay payable	143,074	182,404
Payroll and other taxes	50,871	68,748

	1,045,236	831,297